Plant and Equipment	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Note 4 - Plant and Equipment
	June 30,	June 30,
	2018	2017
Cost
Motor Vehicles	$16,123	$96,404
Office equipment	9,885	14,642
Computers and software	14,016	10,178
Tools and equipment	526	494
Leasehold improvements	-	12,400
Furniture and Fixture	38,528	34,766
	79,078	168,884
Accumulated Depreciation	(59,353)	(113,170)
Plant and Equipment, Net	$19,725	$55,714

Depreciation for the fiscal year ended June 30, 2018 and 2017 was $22,469 and $41,219, respectively.

During the year ended June 30, 2018, the Company recorded $19,549 as an impairment of fixed assets.